Assets held for sale and liabilities of disposal groups held for sale - Held for sale (Details) - GBP (£) £ in Millions		Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Disposal Groups [Abstract]
Disposal groups		£ 21,792	£ 23,179
Unallocated impairment losses		(1,548)	(1,978)
Non-current assets held for sale		124	13
Assets held for sale	[1]	20,368	21,214	[2]	£ 9
Liabilities of disposal groups held for sale	[1]	£ 20,684	£ 24,711	[2]	£ 0

[1]	Includes businesses classified as held-for-sale as part of a broader restructuring of our European business. Refer to Note 35 'Assets held for sale and liabilities of disposal groups held for sale' on page 179.
[2]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. We have restated 2022 comparative data and the IFRS 17 transition impact on the balance sheet at 1 January 2022.